Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 14,452,747	$ 22,086,787
Other current asset	1,324,063	491,000
Escrow	600,000	600,000
Other receivable - intercompany	3,224,949	2,862,436
Total current assets	19,601,759	26,040,223
OTHER ASSETS
Investment in subsidiary	39,653,486	35,881,493
Total other assets	39,653,486	35,881,493
Total assets	59,255,245	61,921,716
CURRENT LIABILITIES
Accounts payable	70,000	140,000
Other payables and accrued liabilities		23,958
Other payables - intercompany	9,569,397	14,569,398
Total current liabilities	9,639,397	14,733,356
Total liabilities	9,639,397	14,733,356
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,836,992 and 30,654,712 shares issued, 21,226,992 and 21,044,712 shares outstanding as of December 31, 2022 and 2021, respectively	1,542	1,533
Treasury shares, at cost, 9,610,000 shares	(481)	(481)
Additional paid-in capital	22,349,767	21,884,962
Subscription receivable		(1,000,000)
Statutory reserves	124,757	112,347
Retained earnings	28,315,319	25,092,043
Accumulated other comprehensive income (loss)	(1,175,056)	1,097,956
Total shareholders’ equity	49,615,848	47,188,360
Total liabilities and shareholders’ equity	$ 59,255,245	$ 61,921,716